Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

15. Employee Benefit Plans

The Company administers various employer-sponsored retirement plans in Colombia, France, Germany, Italy, Spain, Switzerland, the United Kingdom and the United States. The various plans allow for employer matching contributions to be made into the plans. Our total expense for these retirement plans is presented below (in thousands):

	Year Ended December 31,
	2014	2013	2012
Retirement plan contribution expense	$1,975	$1,907	$1,185